Related-Party Transactions - Additional Information (Details) $ in Thousands		12 Months Ended
	Sep. 25, 2012 store	Dec. 31, 2015 USD ($) store $ / gal	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Advances to affiliates		$ 365,536	$ 597,933
Receivables from affiliates		8,074	4,941
Accounts payable to affiliates		$ 14,988	56,969
PES [Member]
Related Party Transaction [Line Items]
Offtake contract agreement term		1 year
PES [Member] | Cost of sales [Member] | Purchases [Member]
Related Party Transaction [Line Items]
Percentage of purchases from related party on total cost of sales		9.70%
PES [Member] | Sunoco, Inc.
Related Party Transaction [Line Items]
Non-operating noncontrolling interest		33.00%
Susser [Member]
Related Party Transaction [Line Items]
Distribution agreement term		10 years
Profit margin | $ / gal		0.03
Purchase option term	3 years
Number of convenience stores | store	75
Commercial agreement, initial term	15 years
Exclusive distributor, term	10 years
Number of convenience stores, sale lease back transactions completed | store		75
Sunoco Retail LLC [Member]
Related Party Transaction [Line Items]
Distribution agreement term		10 years
Profit margin | $ / gal		0.04
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Receivables from affiliates		$ 8,100	4,900
Affiliated Entity [Member] | Sunoco LLC and Sunoco Retail LLC [Member]
Related Party Transaction [Line Items]
Advances to affiliates		365,500	597,900
Affiliated Entity [Member] | ETP Merger [Member]
Related Party Transaction [Line Items]
Accounts payable to affiliates		$ 15,000	$ 57,000